ASG GROWTH MARKETS FUND

Supplement dated September 28, 2012 to the ASG Growth Markets Fund Prospectus, dated March 30, 2012, as may be revised and supplemented from time to time.

The Board of Trustees of Natixis Funds Trust II has approved changes to the investment goal and investment strategy of the ASG Growth Markets Fund (the "Fund"). Effective on November 30, 2012, the Fund's investment goal and principal investment strategies will be amended and restated as described below.

The investment goal is hereby replaced with the following with regard to the Fund:

Over the long term, the Fund seeks to provide total return consistent with traditional broad-based emerging market equity indices while actively managing the Fund's risk to be more stable than that of such indices.

The first three paragraphs of "Principal Investment Strategies" within the sub-section "Investments, Risks and Performance" in the section "Fund Summary" is hereby replaced with the following with regard to the Fund:

Under normal circumstances, the Fund invests in equity securities of companies located in emerging markets (such as common stocks, preferred stocks, depositary receipts and exchange-traded funds), derivative instruments (primarily futures and forward contracts) and highly-rated money market instruments held in connection with its derivative positions.

The emerging markets equity portion of the Fund is managed by Westpeak Global Advisors, LLC ("Westpeak") and will include stocks of companies included in the Fund's benchmark index. When selecting stocks of companies in that index, Westpeak may create a tracking portfolio using a subset of stocks in the index and may modestly overweight one or more factors as it desires. Such factors may include, but are not limited to, the price-to-book value and the past 12-month total return of a stock.

The Fund seeks to complement the equity portion of the Fund with investments in derivative instruments designed to enhance return and mitigate losses. In selecting derivative investments for the Fund, the Adviser uses quantitative models to estimate the market exposures, or factors, that drive the aggregate returns of one or more broad-based measures of emerging market equity index performance as well as identify the market exposures best suited to limit the volatility and risk of loss associated with the underlying equity portfolio. This will generally result in a derivative portfolio that includes exposures to the returns of global equity and fixed income securities, commodities and currencies, although these exposures will vary over time. The Fund may have both "short" and "long" exposures within an asset class. The Fund will benefit from a "short" exposure when the underlying asset class decreases in price, and will benefit from a "long" exposure when the underlying asset class increases in price.

The ninth paragraph of "Principal Investment Strategies" within the sub-section "Investments, Risks and Performance" in the section "Fund Summary" is hereby removed with regard to the Fund.

The first sentence of the tenth paragraph of "Principal Investment Strategies" within the sub-section "Investments, Risks and Performance" in the section "Fund Summary" is hereby replaced with the following with regard to the Fund:

The Adviser seeks to limit the Fund's exposure to periodic losses experienced by the underlying portfolio of emerging market equity securities and reduce the Fund's volatility.